Changes in Outstanding Shares of Common Stock (Detail)	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Class of Stock [Line Items]
Beginning balances	117,420	132,424	139,132
Stock option and benefit plans	1,104,000	642,000	211,000
Restricted stock plans	2,119,000	398,000	348,000
Reacquired shares		(16,044,000)	(7,283,000)
Other	1,000		16,000
Ending balances	120,644	117,420	132,424